Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 258,830	$ 7,671,710	$ 4,721,086	$ 13,668,598
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	1,719,471	50,965,120	49,691,035	43,473,008
Amortization	71,988	2,133,726	2,292,566	1,999,101
Bad debt (reversal) expense	(59)	(1,752)	125	(183,957)
Net loss (gain) of financial assets and liabilities at fair value through profit or loss	(20,185)	(598,270)	(150,770)	94,453
Interest expense	81,204	2,406,872	1,249,583	470,310
Interest income	(11,915)	(353,159)	(293,790)	(356,084)
Dividend income	(17,626)	(522,428)	(606,193)	(692,858)
Share-based payment	0	0	0	838
Share of (profit) loss of associates and joint ventures	(5,325)	(157,837)	315,666	(4,694)
Gain on disposal of property, plant and equipment	(2,780)	(82,397)	(73,014)	(97,366)
Gain on disposal of non-current assets held for sale	0	0	0	(41,203)
Gain on disposal of other assets	(223)	(6,601)	0	0
Gain on disposal of investments	(42,826)	(1,269,369)	(2,097,818)	(2,517,137)
Impairment loss on financial assets	32,063	950,335	785,345	1,245,491
Impairment loss on non-financial assets	0	0	1,292,229	1,021,010
Exchange (gain) loss on financial assets and liabilities	(82,055)	(2,432,098)	1,308,669	(125,836)
Bargain purchase gain in acquisition of additional shares of equity investees	(173)	(5,130)	0	0
Amortization of deferred government grants	(49,582)	(1,469,616)	(118,757)	(34,405)
Income and expense adjustments	1,671,977	49,557,396	53,594,876	44,250,671
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	17,555	520,335	(100)	(36,262)
Notes receivable and accounts receivable	53,562	1,587,562	(3,690,072)	3,429,797
Other receivables	(8,834)	(261,834)	(366,675)	(22,615)
Inventories	(52,805)	(1,565,132)	517,760	(1,917,966)
Other current assets	(148,373)	(4,397,764)	(8,640,111)	1,420,221
Notes and accounts payable	(6,272)	(185,907)	933,164	(498,776)
Other payables	24,538	727,300	370,635	1,079,596
Other current liabilities	60,840	1,803,309	1,397,687	(181,193)
Net defined benefit liabilities	(491)	(14,562)	2,200	25,112
Other noncurrent liabilities	(7,060)	(209,250)	(149,637)	277,722
Cash generated from operations	1,863,467	55,233,163	48,690,813	61,494,905
Interest received	11,106	329,194	303,631	368,617
Dividend received	19,724	584,612	794,484	917,040
Interest paid	(64,295)	(1,905,718)	(1,016,329)	(648,938)
Income tax paid	(59,611)	(1,766,856)	(2,322,102)	(2,343,390)
Net cash provided by operating activities	1,770,391	52,474,395	46,450,497	59,788,234
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(4,657)	(138,022)	(246,624)	(136,264)
Proceeds from disposal of financial assets at fair value through profit or loss	634	18,789	167,580	0
Acquisition of available-for-sale financial assets	(33,678)	(998,216)	(322,177)	(4,800,576)
Proceeds from disposal of available-for-sale financial assets	72,862	2,159,636	3,626,315	1,964,457
Acquisition of financial assets measured at cost	(486)	(14,419)	(81,517)	(95,310)
Proceeds from disposal of financial assets measured at cost	12	361	575,860	57,584
Acquisition of investments accounted for under the equity method	(6,892)	(204,280)	(840,000)	(2,474,851)
Increase in prepayment for investments	(580)	(17,200)	0	0
Proceeds from capital reduction and liquidation of investments	70,911	2,101,791	221,646	559,830
Acquisition of subsidiaries (net of cash acquired)	0	0	0	414,958
Disposal of subsidiaries	0	0	0	(834,955)
Acquisition of property, plant and equipment	(1,492,452)	(44,236,276)	(91,560,639)	(60,504,149)
Proceeds from disposal of property, plant and equipment	4,036	119,613	77,607	148,316
Proceeds from disposal of non-current assets held for sale	0	0	0	641,866
Increase in refundable deposits	(3,699)	(109,627)	(826,845)	(1,818,998)
Decrease in refundable deposits	14,329	424,706	1,138,869	316,180
Acquisition of intangible assets	(43,318)	(1,283,938)	(1,554,251)	(1,088,313)
Cash inflow from combination	0	0	0	1,583
Government grants related to assets acquisition	227,932	6,755,920	9,566,327	254,645
Increase in other noncurrent assets	(1,022)	(30,294)	(572,209)	(1,116,501)
Decrease in other noncurrent assets	1,210	35,864	544,186	29,349
Net cash used in investing activities	(1,194,858)	(35,415,592)	(80,085,872)	(68,481,149)
Cash flows from financing activities:
Increase in short-term loans	1,646,570	48,804,321	48,085,068	14,965,506
Decrease in short-term loans	(1,448,232)	(42,925,604)	(32,955,646)	(14,900,862)
Proceeds from bonds issued	462,213	13,700,000	0	18,424,800
Bonds issuance costs	(533)	(15,785)	0	(83,880)
Redemption of bonds	(253,036)	(7,500,000)	0	0
Proceeds from long-term loans	404,882	12,000,708	24,628,607	4,952,870
Repayments of long-term loans	(256,498)	(7,602,596)	(7,624,030)	(5,337,929)
Increase in guarantee deposits	6,564	194,555	9,290	50,061
Decrease in guarantee deposits	(2,840)	(84,192)	(19,524)	(10,064)
Increase in other financial liabilities	0	0	15,979,088	6,107,635
Cash dividends	(205,911)	(6,103,195)	(6,906,726)	(6,939,016)
Exercise of employee stock options	0	0	0	289,413
Treasury stock acquired	0	0	(2,395,793)	(2,203,442)
Treasury stock sold to employees	0	0	0	681,614
Acquisition of non-controlling interests	(44,150)	(1,308,614)	(5,028)	(932,367)
Changes in non-controlling interests	67	1,994	183	(15,102)
Net cash provided by financing activities	309,096	9,161,592	38,795,489	15,049,237
Effect of exchange rate changes on cash and cash equivalents	(71,687)	(2,124,804)	(871,566)	721,688
Net increase in cash and cash equivalents	812,942	24,095,591	4,288,548	7,078,010
Cash and cash equivalents at beginning of year	1,942,610	57,578,981	53,290,433	46,212,423
Cash and cash equivalents at end of year	$ 2,755,552	$ 81,674,572	$ 57,578,981	$ 53,290,433